Lease (Details) - Schedule of Future Rental Income $ in Thousands	Mar. 31, 2023 USD ($)
Schedule of Future Rental Income to be Received [Abstract]
Year ending March 31, 2024	$ 584
Year ending March 31, 2025	190
Total minimum future rental income	$ 774